Provisions - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Provisions [line items]
Additional provisions	kr 13,710	kr 12,479
Reversal of excess amounts	(725)	(362)
Actual cash outlays	6,935	8,221
Estimated cash outlays	6,000
Non-current provisions	5,471	3,596	kr 946
Total provisions	16,008	9,879	6,320
Restructuring [member]
Disclosure of Provisions [line items]
Additional provisions	3,539	5,448
Reversal of excess amounts	(408)	(207)
Actual cash outlays	4,148	5,327
Estimated cash outlays	3,000
Total provisions	3,309	4,043	4,163
Customer Related Provision [member]
Disclosure of Provisions [line items]
Additional provisions	8,532	4,105
Reversal of excess amounts	(236)
Actual cash outlays	1,979	1,532
Total provisions	8,916	2,642	74
Suppliers Related Provision [member]
Disclosure of Provisions [line items]
Additional provisions	214	1,885
Reversal of excess amounts	(15)	(90)
Actual cash outlays	264	262
Estimated cash outlays	200
Total provisions	1,559	1,613	134
Warranty [member]
Disclosure of Provisions [line items]
Additional provisions	401	242
Reversal of excess amounts	(20)	(2)
Actual cash outlays	257	267
Estimated cash outlays	200
Total provisions	363	158	211
Other [member]
Disclosure of Provisions [line items]
Additional provisions	1,024	799
Reversal of excess amounts	(46)	(63)
Actual cash outlays	287	833
Estimated cash outlays	700
Total provisions	1,861	kr 1,423	kr 1,738
2019 [member]
Disclosure of Provisions [line items]
Estimated cash outlays	10,000
2019 [member] | Restructuring [member]
Disclosure of Provisions [line items]
Estimated cash outlays	2,100
2019 [member] | Customer Related Provision [member]
Disclosure of Provisions [line items]
Estimated cash outlays	6,000
2019 [member] | Customer Related Provision [member] | Revised Business Support System Strategy [member]
Disclosure of Provisions [line items]
Additional provisions	5,900
2019 [member] | Customer Related Provision [member] | Restructuring [member]
Disclosure of Provisions [line items]
Additional provisions	3,100
2019 [member] | Suppliers Related Provision [member]
Disclosure of Provisions [line items]
Estimated cash outlays	900
2019 [member] | Warranty [member]
Disclosure of Provisions [line items]
Estimated cash outlays	300
2019 [member] | Other [member]
Disclosure of Provisions [line items]
Estimated cash outlays	kr 600